Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes
Income taxes

11) Income taxes

Accounting policies

Income taxes disclosed in the statement of income include the current tax expenses (or income) and the deferred tax expenses (or income).

The expense (or income) of current tax is the estimated amount of the tax due for the taxable income of the period.

The Group uses the method whereby deferred income taxes are recorded based on the temporary differences between the carrying amounts of assets and liabilities recorded in the balance sheet and their tax bases, and on carry-forwards of unused tax losses and tax credits.

Deferred tax assets and liabilities are measured using the tax rates that have been enacted or substantially enacted at the balance sheet date. The tax rates used depend on the timing of reversals of temporary differences, tax losses and other tax credits. The effect of a change in tax rate is recognized either in the Consolidated Statement of Income or in shareholders’ equity depending on the item it relates to.

Deferred tax resulting from temporary differences between the carrying amounts of equity-method investments and their tax bases are recognized. The deferred tax calculation is based on the expected future tax effect (dividend distribution rate or tax rate on capital gains).

Income taxes are detailed as follows:

For the year ended December 31,
(M$)	2019	2018	2017
Current income taxes	(5,469)	(6,971)	(3,416)
Deferred income taxes	(403)	455	387
Total income taxes	(5,872)	(6,516)	(3,029)

Before netting deferred tax assets and liabilities by fiscal entity, the components of deferred tax balances are as follows:

As of December 31,
(M$)	2019	2018	2017
Net operating losses and tax carry forwards	3,752	3,779	3,014
Employee benefits	970	995	1,153
Other temporary non-deductible provisions	8,660	8,409	6,344
Differences in depreciations	(16,029)	(15,469)	(13,387)
Other temporary tax deductions	(2,995)	(2,541)	(2,746)
Net deferred tax liability	(5,642)	(4,827)	(5,622)

The reserves of TOTAL subsidiaries that would be taxable if distributed but for which no distribution is planned, and for which no deferred tax liability has therefore been recognized, totaled $11,197 million as of December 31, 2019.

Deferred tax assets not recognized as of December 31, 2019 amount to $3,479 million as their future recovery was not regarded as probable given the expected results of the entities. Particularly in the Exploration & Production segment, when the affiliate or the field concerned is in its exploration phase, the net operating losses created during this phase will be useable only if a final investment and development decision is made. Accordingly, the time limit for the utilization of those net operating losses is not known.

Deferred tax assets not recognized relate notably to France for an amount of $1,145 million, to United States for an amount of $319 million, to Nigeria for an amount of $303 million and to Canada for an amount of $206 million.

After netting deferred tax assets and liabilities by fiscal entity, deferred taxes are presented on the balance sheet as follows:

As of December 31,
(M$)	2019	2018	2017
Deferred tax assets	6,216	6,663	5,206
Deferred tax liabilities	(11,858)	(11,490)	(10,828)
Net amount	(5,642)	(4,827)	(5,622)

The net deferred tax variation in the balance sheet is analyzed as follows:

As of December 31,
(M$)	2019	2018	2017
Opening balance	(4,827)	(5,622)	(6,692)
Deferred tax on income	(403)	455	387
Deferred tax on shareholders' equity (a)	255	27	(490)
Changes in scope of consolidation and others	(695)	151	1,154
Currency translation adjustment	28	162	19
Closing balance	(5,642)	(4,827)	(5,622)

(a)

This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of listed securities classified as financial assets available for sale, as well as deferred taxes related to the cash flow hedge (see Note 9 to the Consolidated Financial Statements).

Reconciliation between provision for income taxes and pre-tax income:

For the year ended December 31,
(M$)	2019	2018	2017
Consolidated net income	11,438	11,550	8,299
Provision for income taxes	5,872	6,516	3,029
Pre-tax income	17,310	18,066	11,328
French statutory tax rate	34.43%	34.43%	44.43%
Theoretical tax charge	(5,960)	(6,220)	(5,033)
Difference between French and foreign income tax rates	(2,007)	(3,058)	(633)
Tax effect of equity in income (loss) of affiliates	1,173	1,080	888
Permanent differences	1,422	1,740	1,491
Adjustments on prior years income taxes	12	(40)	(91)
Adjustments on deferred tax related to changes in tax rates	(270)	2	(309)
Changes in valuation allowance of deferred tax assets	(242)	(20)	658
Net provision for income taxes	(5,872)	(6,516)	(3,029)

The French statutory tax rate includes the standard corporate tax rate (33.33%), additional and exceptional applicable taxes that bring the overall tax rate to 34.43% in 2019 (versus 34.43% in 2018 and 44.43% in 2017).

Permanent differences are mainly due to impairment of goodwill and to dividends from non-consolidated companies as well as the specific taxation rules applicable to certain activities.

Net operating losses and carried forward tax credits

Deferred tax assets related to carried forward tax credits on net operating losses expire in the following years:

As of December 31,
(M$)	2019	2018	2017
2018			75
2019		90	64
2020	71	70	60
2021	48	38	24
2022(a)	27	32	1,330
2023(b)	19	1,423
2024 and after	1,310
Unlimited	2,277	2,126	1,461
Total	3,752	3,779	3,014

(a)	2022 and after for 2017.
(b)	2023 and after for 2018.

As of December 31, 2019 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2019		United			United
(M$)	Australia	States	Canada	France	Kingdom
2020
2021
2022
2023
2024 and after		595	675
Unlimited	1,057	120		520	313
Total	1,057	715	675	520	313